BUSINESS ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Acquisition Cost Of Acquired Entity Purchase Prices [Abstract]
BUSINESS ACQUISITION
3.        BUSINESS ACQUISITION

On January 9, 2013 (the “Acquisition date”), the Company entered into a definitive agreement pursuant to which it acquired, through its Millennium Biotechnologies, Inc. wholly-owned subsidiary, the trademark of Bikini Ready® and the brand SlimTrim™. Under the agreement the Company acquired the URL’s, formula and customer list. Under the terms of this agreement the Company paid $ 100,000 cash and 8,000 shares of Series G preferred stock valued at $ 140,000 .

The transaction was accounted for as a purchase business combination. The results from operations for the period from acquisition date to March 31, 2014 have been included in the Company’s condensed consolidated statement of operations. Pro forma information with respect to the acquisition are not included in these financial statements as the information is not material.

In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company’s allocation to identifiable intangible assets and liabilities according to their respective fair values, is as follows:

Intangible assets, trademarks	$100,000
Intangible assets, customer list	5,000
Goodwill	135,000
Purchase Price	$240,000

Intangible assets with estimated useful lives are amortized over a 5 year period. The goodwill is not amortized for financial statement purposes in accordance with generally accepted accounting principles.

3. BUSINESS ACQUISITION

On January 9, 2013 (the “Acquisition date”), the Company entered into a definitive agreement pursuant to which it acquired, through its Millennium Biotechnologies, Inc. wholly-owned subsidiary, the trademark of Bikini Ready® and the brand SlimTrim™. Under the agreement the Company acquired the URL’s, formula and customer list. Under the terms of this agreement the Company paid $100,000 cash and 8,000 shares of Series G preferred stock valued at $140,000.

The transaction was accounted for as a purchase business combination. We account for business combinations in accordance with the acquisition method. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their fair values on the date of a business acquisition. The excess of the purchase price over the fair value of assets acquired is recognized as goodwill. Certain adjustments to the assessed fair values of the assets and liabilities made subsequent to the acquisition date, but with the measurement period, which is up to one year, are recorded as adjustments to goodwill. Any adjustments subsequent to the measurement period are recorded in income. Our consolidated financial statements and results of operations reflect an acquired business from the completion date of an acquisition. The results from operations for the period from acquisition date to December 31, 2013 have been included in the Company’s consolidated statement of operations. Pro forma information with respect to the acquisition are not included in these financial statements as the information is not material.

In accordance with generally accepted accounting principles, intangible assets are recorded at fair values as of the date of the transaction. The Company’s allocation to identifiable intangible assets and liabilities according to their respective fair values, is as follows:

Intangible assets, trademarks	$100,000
Intangible assets, customer list	5,000
Goodwill	135,000
Purchase Price	$240,000

Intangible assets with estimated useful lives are amortized over a 5 year period. The goodwill is not amortized for financial statement purposes in accordance with generally accepted accounting principles.